N-2	May 29, 2026
Cover [Abstract]
Entity Central Index Key	0000790500
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	abrdn Asia-Pacific Income Fund, Inc.
Entity Address, Address Line One	1900 Market Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	215
Local Phone Number	405-5700
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1900 Market Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
Contact Personnel Name	Lucia Sitar, Esq.